TRANSACTIONS WITH RELATED PARTIES (Details) - Related party ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 73,708,579	$ 3,088,434,551	₫ 51,879,878	₫ 31,938,007
Borrowings | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			94,920
Borrowings | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				4,270,000
Borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			500,000
Borrowings | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	3,540,000	148,328,166	3,250,000	295,000
Borrowings | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	6,920,000	289,952,233	4,570,000
Borrowings | Suoi Hoa JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	685,000	28,701,919
Borrowings (converted from interest payable) | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			2,625,845
Borrowings (converted from the Group's consideration payable to Vingroup JSC for acquisition of Vingroup Investment) | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				4,693,380
Interest expense | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	3,757,113	157,425,333	2,349,133	1,229,683
Interest expense | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	20,523	859,926	13,956
Interest expense | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	1,574,845	65,986,969	1,202,202
Interest expense | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	42,262	1,770,804	54,547	5,173
Interest expense | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	117,031	4,903,670	55,726
Capital contribution by offsetting against borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			45,733,714	4,121,775
Capital contribution receipt in cash | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			6,000,000	2,515,000
Capital contribution by offsetting against P-notes | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			25,782,160
Capital contribution receipt in cash | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			163,392
Capital contribution receipt in cash | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			47,569
Capital contribution receipt in cash | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			106,168	5,870,619
Capital contribution in cash | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				247,963
Issuance of DPS2 | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			13,995,359
Payable due to the acquisition of VinFast Vietnam by VinFast Auto | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				25,782,160
Payable due to the acquisition of VinFast Vietnam by VinFast Auto | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				24,208,340
Advance to acquire shares of VinFast Vietnam | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				235,000
Advance to acquire shares of VinFast Vietnam | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				226,917
Cash received from selling car vouchers | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			700,150
Consideration receivable from disposal of ICE assets which was used to offset against P-notes | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			24,208,340
Consideration receivable from disposal of ICE assets which was used to offset against debts related to lease back ICE assets | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			1,148,215
Cash received for disposal of ICE assets (inclusive of VAT receivable) | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			2,000,000
Sponsorship contribution - accounted for as deemed contribution | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	1,667,786	69,881,254
Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	18,980,000	795,273,611	350,000
Cash received from selling car and e-scooter vouchers | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	937,953	39,300,804	5,345,953	3,967,140
Reduction of borrowings through offsetting debt | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				1,921,337
Loan receivables | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				4,353,000
Loan receivables | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				1,227,000
Interest receivable | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	9,862	413,224	72,353	244,557
Purchase of hospitality vouchers | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	160,564	6,727,730	56,095	165,303
Advance to buy voucher | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			150,000
Hotel service expenses | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	43,044	1,803,570	99,794	121,122
Sale of battery parts and finished batteries | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			1,355,548
Transfer of battery production facilities | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	85,799	3,595,031	5,061,503
Purchase of finished battery packs, tools and service | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	1,309,497	54,868,725	5,413,397
Payment on behalf related to batteries purchase | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	16,813	704,475	7,448,574
Transfer of investments | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				634,406
Purchase of smartphones | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				930,065
Purchase of fixed assets, tools, materials and goods | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	25,279	1,059,206	3,178,988	595,827
Contractual profit sharing under business investment and cooperation contract | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			56,000	336,000
Rental showrooms and charging stations | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	109,551	4,590,254	110,077	76,666
Purchase of information technology services and software | VIN3S JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	23,959	1,003,897	350,577	148,586
Purchase of assets, materials and tools | VinFast Lithium Battery Pack LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	5,140	215,369	319	189,407
Revenue from sale of electric buses | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	170,427	7,140,996	847,128	480,102
Revenue from sale of electric buses | Ecology JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	254,902	10,680,550	46
Information technology service fee | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	23,400	980,474	18,348	9,238
Information technology service fee | VinCSS JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	94,196	3,946,870	73,421	8,505
Information technology service fee | VinITIS JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	60,020	2,514,875	28,959	25,917
Sale of smart devices | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	136,773	5,730,872	1,933
Service fee | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	68,002	2,849,325	73,091	41,627
Sale of vehicles and spare parts | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	26,696	1,118,579	40,249
Purchase of services | Vantix JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	24,690	1,034,526	6,435
Revenue from sale of vehicles, including bill and hold sale, as restated | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	18,557,705	777,579,192
Purchase of other services | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	96,026	4,023,548	99,224	₫ 18,811
Processing fee | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	892,591	37,400,109
Purchase of raw material and spare parts | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	699,999	29,330,386
Payment on behalf | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	171,750	7,196,430	377,921
Other revenue | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	9,184	384,815
Late payment penalty interest | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	143,856	6,027,654
Purchase of assets and tools | VinBigData JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 49,385	$ 2,069,262	₫ 43,273